Fair Value (Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Financial transmission rights	$ 543	$ 864
Total financial assets measured at fair value	3,768	3,743
Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	543	864
Total financial assets measured at fair value	543	864
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	16	25
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Significant Observable Inputs (Level 2) [Member]
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	3,209	2,854
Significant Observable Inputs (Level 2) [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	0	0
Total financial assets measured at fair value	0	0
Unobservable Inputs (Level 3) [Member]
Entity Information [Line Items]
Financial transmission rights	543	864
Total financial assets measured at fair value	543	864
Unobservable Inputs (Level 3) [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	543	864
Total financial assets measured at fair value	$ 543	$ 864